Debt - Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions		9 Months Ended	12 Months Ended
	Jul. 21, 2023 EUR (€)	Sep. 30, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Aug. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Weighted average cost of borrowed funds		5.98%	5.38%
Subtotal lines of credit and others		$ 507,043,629	$ 510,589,480
Euros [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others		114,882,469	129,358,533
Revolving Syndicated Credit Facility One [member]
Disclosure of detailed information about borrowings [line items]
Loan amount					$ 1,500
Revolving Syndicated Credit Facility Two [member]
Disclosure of detailed information about borrowings [line items]
Loan amount					$ 2,500
Syndicated revolving credit facilities [member] | Telekom Austria [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 1,000
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others		12,653,000	71,560,000
Lines of credit [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others		12,652,574	17,052,458
Commercial Paper [member] | Commercial Paper One Two Three And Four Maturing In Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Commercial papers issued		12,315,000				€ 2,000
Line of credit and others [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others		$ 76,953,819	71,560,463
Fixed rate senior notes interest rate 3.259% maturing 2023 [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others			$ 15,587,256
Principal amount of debt matured | €	€ 750
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Commissions or the reimbursements for Mexican tax withholdings		4.90%